Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Taxes

(14) Income Taxes

The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2015	2014	2013
	(Dollars in Thousands)
Current
U.S.	$65,196	$72,561	$59,583
State	5,258	5,252	(1,530)
Foreign	(6)	1	3
Total current taxes	70,448	77,814	58,056
Deferred
U.S.	(261)	(969)	(1,692)
State	(71)	(58)	(125)
Total deferred taxes	(332)	(1,027)	(1,817)
Total income taxes	$70,116	$76,787	$56,239

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2015, 2014 and 2013 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2015	2014	2013
	(Dollars in Thousands)
Computed expected tax expense	$72,389	$80,560	$64,183
Change in taxes resulting from:
Tax-exempt interest income	(3,910)	(4,554)	(4,828)
State tax, net of federal income taxes and tax credit	3,371	3,377	(110)
Tax refunds	—	—	(966)
Other investment income	(3,540)	(3,615)	(2,656)
Other	1,806	1,019	616
Actual tax expense	$70,116	$76,787	$56,239

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are reflected below:

	2015	2014
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$25,689	$24,849
Other real estate owned	3,224	3,453
Impairment charges on available-for-sale securities	5,959	5,618
Accrued expenses	137	268
Other	7,411	5,809
Total deferred tax assets	42,420	39,997
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(18,266)	(18,314)
Net unrealized gains on available for sale investment securities	(1,171)	(6,182)
Identified intangible assets and goodwill	(20,169)	(18,787)
Other	(13,099)	(12,303)
Total deferred tax liabilities	(52,705)	(55,586)
Net deferred tax asset (liability)	$(10,285)	$(15,589)

The net deferred tax liability of $10,285,000 at December 31, 2015 and $15,589,000 at December 31, 2014 is included in other liabilities in the consolidated statements of condition.